Direct cost of revenues (Tables)	12 Months Ended
Mar. 31, 2023
Analysis of income and expense [abstract]
Direct cost of revenues

	2023	2022
	$	$

Subscription cost of revenue	80,064	72,192
Transaction-based cost of revenue	271,035	159,432
Hardware and other cost of revenue	47,446	45,575

Total direct cost of revenues	398,545	277,199